Other Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010
Other Liabilities [Line Items]
Deposit liability related to restricted shares (note 6)	$ 392	$ 1,131		$ 1,860
Gift card liability		1,745		1,230
Other		5,085		2,918
Other accrued expenses	$ 11,472	$ 7,961	$ 10,737	$ 6,008